Reportable Segments (Stock-based Compensation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Stock-based compensation	$ 179	$ 165	$ 157
Operating Segments [Member] | Entertainment [Member]
Segment Reporting Information [Line Items]
Stock-based compensation	66	61	61
Operating Segments [Member] | Cable Networks [Member]
Segment Reporting Information [Line Items]
Stock-based compensation	12	12	11
Operating Segments [Member] | Publishing [Member]
Segment Reporting Information [Line Items]
Stock-based compensation	5	4	4
Operating Segments [Member] | Local Media [Member]
Segment Reporting Information [Line Items]
Stock-based compensation	12	12	11
Corporate [Member]
Segment Reporting Information [Line Items]
Stock-based compensation	$ 84	$ 76	$ 70